Note 12 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	$ 108,738
Cost and Depreciation end of the year	111,741	$ 108,738
Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	198,154	333,905
Currency translation adjustment	(779)	(1,339)
Additions	56,506	22,326
Transfers / Reclassifications		3
Disposals	(53,161)	(156,741)	[1]
Cost and Depreciation end of the year	200,720	198,154
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	(89,416)	(91,952)
Currency translation adjustment	(399)	(474)
Depreciation charge	49,219	51,435
Transfers / Reclassifications		3
Disposals	(49,257)	(53,500)	[1]
Cost and Depreciation end of the year	(88,979)	(89,416)
Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	22,077
Cost and Depreciation end of the year	24,637	22,077
Land and civil buildings [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	46,082	41,932
Currency translation adjustment	52	(187)
Additions	15,872	6,010
Transfers / Reclassifications	(5,166)
Disposals	(13,270)	(1,673)	[1]
Cost and Depreciation end of the year	43,570	46,082
Land and civil buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	(24,005)	(15,142)
Currency translation adjustment	(9)	(37)
Depreciation charge	8,965	9,882
Transfers / Reclassifications	(3,974)
Disposals	(10,054)	(982)	[1]
Cost and Depreciation end of the year	(18,933)	(24,005)
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	77,089
Cost and Depreciation end of the year	72,883	77,089
Industrial buildings, plant and production equipment [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	131,816	273,358
Currency translation adjustment	(414)	(592)
Additions	31,778	10,127
Transfers / Reclassifications	(1,317)	(274)
Disposals	(36,186)	(150,803)	[1]
Cost and Depreciation end of the year	125,677	131,816
Industrial buildings, plant and production equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	(54,727)	(67,993)
Currency translation adjustment	(139)	(177)
Depreciation charge	32,767	35,964
Transfers / Reclassifications	1,431	96
Disposals	(35,992)	(49,149)	[1]
Cost and Depreciation end of the year	(52,794)	(54,727)
Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	9,572
Cost and Depreciation end of the year	13,249	9,572
Vehicles, furniture and fixtures [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	20,256	18,615
Currency translation adjustment	(417)	(560)
Additions	7,674	6,189
Transfers / Reclassifications	6,483	277
Disposals	(3,705)	(4,265)	[1]
Cost and Depreciation end of the year	30,291	20,256
Vehicles, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year	(10,684)	(8,817)
Currency translation adjustment	(251)	(260)
Depreciation charge	7,277	5,589
Transfers / Reclassifications	2,543	(93)
Disposals	(3,211)	(3,369)	[1]
Cost and Depreciation end of the year	(17,042)	(10,684)
Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation end of the year	972
Other assets [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year
Currency translation adjustment
Additions	1,182
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year	1,182
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year
Currency translation adjustment
Depreciation charge	210
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year	$ (210)

[1]	Includes net disposals of $96.6 million related to NKKTubes lease agreement re-measurement due to joint venture termination.